Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue - Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Revenue recognized	At one point in time		Total
(unaudited)		6 months ended June 30,		6 months ended June 30,
USD'000		2024	2023	2024	2023
Secure Microcontrollers Segment
Secure chips	Upon delivery	3,872	10,156	3,872	10,156
Total Secure Microcontrollers Segment		3,872	10,156	3,872	10,156
All Other Segment
Secure chips	Upon delivery	956	4,595	956	4,595
Total All Other Segment		956	4,595	956	4,595
Total Revenue		4,828	14,751	4,828	14,751

Revenue - Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	Unaudited 6 months ended June 30,
USD'000	2024	2023
Secure Microcontrollers Segment
North America	2,950	7,956
Europe, Middle East and Africa	589	1,388
Asia Pacific	333	812
Total Secure Microcontrollers segment revenue	3,872	10,156
All Other Segment
North America	108	418
Europe, Middle East and Africa	291	3,033
Asia Pacific	557	1,144
Total All Other segment revenue	956	4,595
Total net sales	4,828	14,751

Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability

Our contract assets, deferred revenue and contract liability consist of:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Trade accounts receivable
Trade accounts receivable - Secure Microcontrollers Segment	1,255	3,553
Trade accounts receivable - All Other Segment	310	1,550
Total trade accounts receivable	1,565	5,103
Customer contract liabilities
Customer contract liabilities - current	28	125
Total customer contract liabilities	28	125
Deferred revenue
Deferred revenue - Secure Microcontrollers Segment	2	-
Total deferred revenue	2	-